Revenue and Operating Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue recognized perr home product	$ 3,084,662	$ 2,316,716	$ 1,449,705
Kitchen and food preservation [Member]
Statement Line Items [Line Items]
Revenue recognized perr home product	1,229,148	820,995	484,044
Home solutions [Member]
Statement Line Items [Line Items]
Revenue recognized perr home product	529,551	360,595	223,383
Bathroom [Member]
Statement Line Items [Line Items]
Revenue recognized perr home product	441,093	376,262	250,741
Laundry & Cleaning [Member]
Statement Line Items [Line Items]
Revenue recognized perr home product	318,782	308,359	186,708
Tech & mobility [Member]
Statement Line Items [Line Items]
Revenue recognized perr home product	290,366	196,439	105,957
Bedroom [Member]
Statement Line Items [Line Items]
Revenue recognized perr home product	$ 275,722	$ 254,066	$ 198,872